TIAA SEPARATE ACCOUNT VA-1

SUPPLEMENT NO. 3

dated August 1, 2016

to the Statement of Additional Information (“SAI”)

dated May 1, 2016, as supplemented through June 16, 2016

Phillip G. Goff no longer serves as an officer of TIAA Separate Account VA-1. The following entry hereby replaces in its entirety the entry for Phillip G. Goff found in Supplement No. 2 to the SAI.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Chief Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2016.	Senior Vice President, Chief Financial Officer of TIAA Global Asset Management. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.

A15516 (8/16)